Average Annual Total Returns - US Government Plus ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	Ryan Labs Returns Treasury Yield Curve 30 Year Index OneYear		Ryan Labs Returns Treasury Yield Curve 30 Year Index FiveYears		Ryan Labs Returns Treasury Yield Curve 30 Year Index TenYears		Ryan Labs Returns Treasury Yield Curve 30 Year Index InceptionDate
Total	18.35%	3.05%	7.46%	May 01, 2002	17.93%	2.92%	7.35%	10.85%	2.30%	6.01%	17.18%	2.04%	6.36%	May 01, 2002	16.57%	[1]	3.82%	[1]	7.24%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes.